Schedule II -Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II -Valuation And Qualifying Accounts

RYERSON INC. AND SUBSIDIARY COMPANIES

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2012, 2011 and 2010

(In millions)

	Balance at Beginning of Period	Acquisition of Business		Additions Charged (Credited) to Income	Additions Charged to Other Comprehensive Income	Deductions from Reserves		Balance at End of Period
Year ended December 31, 2012
Allowance for doubtful accounts	$7.7	$—		$1.7	$—	$(2.3	) (A)	$7.1
Valuation allowance – deferred tax assets	121.5	1.2	(B)	(41.0)	13.5	—		95.2
Year ended December 31, 2011
Allowance for doubtful accounts	$8.7	$—		$3.4	$—	$(4.4	) (A)	$7.7
Valuation allowance – deferred tax assets	124.8	—		(30.1)	26.8	—		121.5
Year ended December 31, 2010
Allowance for doubtful accounts	$10.5	$—		$3.0	$—	$(4.8	) (A)	$8.7
Valuation allowance – deferred tax assets	98.4	—		24.5	4.4	(2.5	) (C)	124.8

NOTES:

(A)	Bad debts written off during the year
(B)	Reserve of $1.2 million was acquired in acquisition of Açofran
(C)	Change in net deferred tax assets for which a valuation allowance was fully provided